COMMITMENTS AND CONTINGENCIES (Schedule of Operating Lease Commitments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
COMMITMENTS AND CONTINGENCIES [Abstract]
2015	$ 555	3,443
2016	222	1,376
2017	222	1,376
2018	222	1,376
2019 and thereafter	222	1,376
Operating lease commitments due	$ 1,443	8,947